PACE® Select Advisors Trust

January 5, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® High Yield Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE® Select Advisors Trust (the "Trust").

First, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments, series of the Trust. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), had been a sub-advisor to the fund since August 12, 2022. BBH has effectuated an internal business reorganization in which it transferred its taxable fixed income and structured credit advisory business and related personnel and assets, including the personnel responsible for providing investment advisory services to the funds, to a new entity known as Brown Brothers Harriman Credit Partners, LLC ("BBH Credit"), effective on January 1, 2026. As part of this reorganization, Affiliated Managers Group, Inc., through a wholly-owned acquisition subsidiary, received a minority equity interest in BBH Credit. No material changes are expected to occur with respect to BBH Credit's management of the funds or allocated portion thereof.

Second, the purpose of this supplement is to update certain information regarding the portfolio management team of Nomura Corporate Research and Asset Management Inc. ("NCRAM"), a sub-advisor to PACE® High Yield Investments, a series of the Trust.

Third, the purpose of this supplement is to update certain information regarding the portfolio management team of Aviva Investors Canada Inc. ("Aviva"), a sub-advisor to PACE® Alternative Strategies Investments, a series of the Trust.

ZS-1290

I. PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department" or "BBH" as a subadvisor to PACE Intermediate Fixed Income Investments and PACE Strategic Fixed Income Investments in the Prospectuses and SAI are hereby replaced with "Brown Brothers Harriman Credit Partners, LLC" or "BBH Credit Partners".

The section captioned "PACE® Intermediate Fixed Income Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" on page 15 of the Class A Prospectus, on page 16 of the Class P Prospectus and on page 14 of the Class P2 Prospectus is revised by replacing the eighth to last sentence of the first paragraph of that section with the following:

An affiliated entity under common ownership and control with Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners") assumed day-to-day management of the fund's assets on August 12, 2022. BBH Credit Partners assumed day-to-day management of the fund's assets on January 1, 2026.

The section captioned "PACE® Strategic Fixed Income Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" on page 22 of the Class A Prospectus, on page 23 of the Class P Prospectus and on page 20 of the Class P2 Prospectus is revised by replacing the eighth to last sentence of the first paragraph of that section with the following:

An affiliated entity under common ownership and control with Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners") assumed day-to-day management of the fund's assets on August 12, 2022. BBH Credit Partners assumed day-to-day management of the fund's assets on January 1, 2026.

The section captioned "Investment advisory arrangements" and sub-captioned "PACE Intermediate Fixed Income Investments" on page 96 of the SAI is revised by replacing the second paragraph of that section with the following:

BBH Credit Partners is majority owned and controlled by Brown Brothers Harriman & Co., a New York limited partnership, and minority owned by Affiliated Managers Group, Inc.

The section captioned "Investment advisory arrangements" and sub-captioned "PACE Strategic Fixed Income Investments" on page 96 of the SAI is revised by replacing the fourth paragraph of that section with the following:

BBH Credit Partners is majority owned and controlled by Brown Brothers Harriman & Co., a New York limited partnership, and minority owned by Affiliated Managers Group, Inc.

II. PACE® High Yield Investments Mutual Fund

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to Eric Torres in the Prospectuses and SAI are hereby removed.

The section captioned "PACE High Yield Investments Fund summary" and sub-captioned "Portfolio management team" on page 40 of the Class A Prospectus, on page 40 of the Class P Prospectus and on page 37 of the Class P2 Prospectus is revised by replacing the second bullet point of that section with the following:

• NCRAM—David Crall, CFA, President, Chief Executive Officer, Chief Investment Officer and Managing Director, and Stephen Kotsen, CFA, a Managing Director and Lead Portfolio Manager, have been portfolio managers of the fund since 2015. Derek Leung, Executive Director and Portfolio Manager, has been a portfolio manager of the fund since 2023. Meno Stroemer, Managing Director and Portfolio Manager, has been a portfolio manager of the fund since January 2026.

The section captioned "Management" and sub-captioned "PACE High Yield Investments" beginning on page 163 of the Class A Prospectus, beginning on page 163 of the Class P Prospectus and beginning on page 153 of the Class P2 Prospectus is revised by replacing the fourth and fifth sentences of the first paragraph of that section with the following:

David Crall, Stephen Kotsen, Derek Leung and Meno Stroemer are primarily responsible for the day-to-day management of the fund. Messrs. Crall and Kotsen have held their fund responsibilities since 2015, Mr. Leung has held his fund responsibilities since 2023, and Mr. Stroemer has held his fund responsibilities since 2026.

The same section is further revised by adding the following as the last paragraph of that section:

Meno Stroemer is a Managing Director and Head of Emerging Market Corporate Bond Portfolio Management at NCRAM. Previously, he headed the Portfolio Management team and was the lead PM of emerging market strategies at Fisch Asset Management from 2014 to 2022. Prior to that, he worked for Morgan Stanley in New York, where he initially built up the EM corporate trading desk. He later transferred to Morgan Stanley's Global Capital Markets Group to head up the EM debt syndicate function globally. Before joining Morgan Stanley, Mr. Stroemer worked at UBS for 14 years, initially in London as a credit research analyst. He subsequently transferred to New York and transitioned into a trading role covering emerging markets (Asia, EMEA and Latin America), and ultimately became the head of UBS' Latin American credit trading desk. Earlier in his career, he worked as a Eurobond desk analyst for HSBC in London and spent nearly three years at Moody's Investor Service in New York in the position of research analyst.

The section captioned "Portfolio managers" and sub-captioned "PACE High Yield Investments—Nomura Corporate Research and Asset Management Inc." beginning on page 191 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

NCRAM uses a team approach in managing the fund's portfolio. David Crall, Stephen Kotsen, Derek Leung and Meno Stroemer are the portfolio managers primarily responsible for the day-to-day management of the fund's assets. The following tables provide information relating to other accounts managed by the portfolio managers as of July 31, 2025 (in the case of Messrs. Crall, Kotsen, and Leung) or November 30, 2025 (in the case of Mr. Stroemer):

The same section of the SAI is revised by inserting the following as the last chart of that section:

Meno Stroemer

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	1	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$41.5	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

The same section of the SAI is revised by replacing the last paragraph of that section in its entirety with the following:

Ownership of fund shares. As of July 31, 2025, Messrs. Crall, Kotsen, and Leung did not own shares of the fund. As of November 30, 2025, Mr. Stroemer did not own shares of the fund.

III. PACE® Alternative Strategies Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to Peter Fitzgerald in the Prospectuses and SAI are hereby removed.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

© UBS 2026. All rights reserved.
UBS Asset Management (Americas) LLC.